INTANGIBLE ASSETS - Schedule of Expected Amortization (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 5,632	$ 5,632
2023	5,632	5,632
2024	5,632	5,632
2025	5,268	5,632
2026		5,632
Thereafter		44,211
Finite-Lived Intangible Assets, Net, Total	64,335	72,371	$ 530
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	4,143	4,143
2023	4,143	4,143
2024	4,143	4,143
2025	4,143	4,143
2026		4,143
Thereafter		40,433
Finite-Lived Intangible Assets, Net, Total		61,132
Intellectual Property [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	925	925
2023	925	925
2024	925	925
2025	925	925
2026		925
Thereafter		3,778
Finite-Lived Intangible Assets, Net, Total		8,556
Patents, Licenses and Software Development [Member]
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	564	564
2023	564	564
2024	564	564
2025	$ 200	564
2026		564
Thereafter		0
Finite-Lived Intangible Assets, Net, Total		$ 2,683	$ 530